Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets
Customers and agents, less allowances of $24,455 and $26,260, respectively	$ 24,455	$ 26,260
Other, less allowances of $1,361 and $364, respectively	1,361	364
Investments
Customer lists, net of accumulated amortization of $96,153 and $92,829, respectively	96,153	92,829
U.S. Cellular shareholders' equity
Shares authorized	190,000	190,000
Shares issued	88,074	88,074
Shares outstanding	85,547	86,540
Par value per share	$ 1.00	$ 1.00
Par value	88,074	88,074
Treasury shares	2,527	1,534
Common Shares
U.S. Cellular shareholders' equity
Shares authorized	140,000	140,000
Shares issued	55,068	55,068
Shares outstanding	52,541	53,534
Par value per share	$ 1.00	$ 1.00
Par value	55,068	55,068
Treasury shares	2,527	1,534
Series A Common Shares
U.S. Cellular shareholders' equity
Shares authorized	50,000	50,000
Shares issued	33,006	33,006
Shares outstanding	33,006	33,006
Par value per share	$ 1.00	$ 1.00
Par value	$ 33,006	$ 33,006